Discontinued Operations	9 Months Ended
Jul. 31, 2012
Notes to Financial Statements
Note 7. Discontinued Operations

On June 14, 2012, the Company discontinued its operations in Canada and sold its 100% ownership of FTHG Canada to a third party for cash payment of $1, and recorded a gain of $2,508 from the disposition of net liability of $2,509.

The Company has reflected the results of this business as discontinued operations in the consolidated statements of operations and comprehensive income (loss) for all periods presented. The assets and liabilities of this business are reflected as assets and liabilities of discontinued operations in the consolidated balance sheets for all periods presented.

Results of discontinued operations for the interim periods ended July 31, 2012 and 2011 are as follows:

	For the Three Months	For the Three Months	For the Nine Months	For the Nine Months
	Ended	Ended	Ended	Ended
	July 31, 2012	July 31, 2011	July 31, 2012	July 31, 2011

Operating expenses	$-	$16,939	$16,364	$33,934

Loss from discontinued operations, net of tax	$-	$16,939	$16,364	$33,934

The assets and liabilities classified as discontinued operations upon disposition on June 14, 2012 and October 31, 2011 were as follows:

	June 14, 2012	October 31, 2011

Cash	$21	$25,560

Net current assets of discontinued operations	$21	$25,560

Fixed assets, net	$1,603	$1,817

Net fixed assets of discontinued operations	$1,603	$1,817

Accounts payable and payroll tax payable	$4,133	$1,876

Net current liabilities of discontinued operations	$4,133	$1,876